Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail)	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Income Tax Disclosure [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	4.33%	8.70%	3.58%
Effect of differential tax rate other than tax holiday	0.00%	(1.58%)	0.11%
Effect of tax holiday	(20.34%)	(21.18%)	(23.99%)
Changes in valuation allowance	(0.09%)	(0.93%)	2.81%
Effect of dividend withholding tax	1.81%
Total provision for income taxes	10.71%	10.01%	7.51%